Property and Equipment	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 3 — PROPERTY AND EQUIPMENT

The following is a summary of property and equipment—at cost, less accumulated depreciation as of:

	February 28, 2021	May 31, 2020

Leasehold improvements	$110,850	$52,189
Property and equipment	679,607	243,314
Total cost	790,457	295,503
Less accumulated depreciation	(214,112)	(62,770)
Net property and equipment	$576,345	$232,733

During the nine months ended February 28, 2021 and February 29, 2020, the Company recorded depreciation expense of $151,342 and $37,240, respectively.

NOTE 4 - PROPERTY, PLANT AND EQUIPMENT

The following is a summary of property, plant, and equipment—at cost, less accumulated depreciation:

May 31, 2020
Leasehold improvements	52,189
Property and equipment	243,314

Total cost	295,503

Less accumulated depreciation	(62,770)

Net, property plant and equipment	$232,733

Depreciation expense for the years ended May 31, 2020, and 2019 was $57,473 and $5,297, respectively.